Contract Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract liabilities [abstract]
Deferred income	€ 0.9	€ 6.9
Revenue recognized from deferred income	€ 6.1	€ 0.0	€ 0.0